Balance Sheet Details	12 Months Ended
Dec. 31, 2021
Balance Sheet Details
3. Balance Sheet Details

3. Balance Sheet Details

The following provides certain balance sheet details:

	As of December 31,
	2021	2020

Prepaid expenses and other current assets
Prepaid insurance	$769,416	$68,003
Prepaid research and development costs	-	7,050
Deferred offering costs	55,718	-
Total prepaid expenses and other current assets	$825,134	$75,053

Accrued and other current liabilities
Accrued interest payable	$-	$49,169
Accrued research and development costs	235,384	-
Accrued compensation and benefits	766,207	84,308
Total accrued and other current liabilities	$1,001,591	$133,477